Preferred Stock (Preferred Stock Issued And Outstanding Details) (Detail)	12 Months Ended
	Mar. 31, 2013	Mar. 31, 2012	Mar. 31, 2011
Class of Stock [Line Items]
Number of shares, Outstanding at end of fiscal year	156,001,000	156,001,000	156,001,000
Preferred Stock, Class 5 [Member]
Class of Stock [Line Items]
Number of shares, Net change during the fiscal year
Number of shares, Outstanding at end of fiscal year	156,000,000	156,000,000	156,000,000
Preferred Stock, Class 11 [Member]
Class of Stock [Line Items]
Number of shares, Net change during the fiscal year
Number of shares, Outstanding at end of fiscal year	1,000	1,000	1,000